Other Financial Liabilities - Summary of Secured and Unsecured Liabilities by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 396,207	$ 622,280
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	482,464	17,507
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	680,015	689,423
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	245,924	376,305
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,202	177,925
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,137	17,013
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,690	14,400
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,254	36,637
Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	409,087
Non-current, Maturity		264,634
Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	254,029	99,500
Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	155,058
Non-current, Maturity		165,134
Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,864,794	3,357,885
Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	356,954	387,839
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	330,272	388,349
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	606,092	521,212
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	351,986	479,064
Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,219,490	$ 1,581,421
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.36%	8.83%
Nominal Interest Rate	6.22%	8.55%
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 450
Non-current, Maturity		$ 648
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	450	648
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	56,499	58,860
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 56,499
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 58,860
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.07%	7.50%
Nominal Interest Rate	4.98%	7.30%
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 54,113
Non-current, Maturity		$ 79
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	51	79
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 54,062
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		56,321
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56,321
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.60%	7.70%
Nominal Interest Rate	7.39%	7.49%
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,729
Non-current, Maturity		$ 27,494
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,729	96
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,398
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	78,901
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 78,901
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.46%	7.39%
Nominal Interest Rate	6.31%	7.39%
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 241
Non-current, Maturity		$ 4,959
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	241	4,959
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,445	82,198
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 82,198
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 58,445
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.74%	6.46%
Nominal Interest Rate	6.58%	6.31%
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 863
Non-current, Maturity		$ 253
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	863	253
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,445	60,887
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 58,445	$ 60,887
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.14%	6.74%
Nominal Interest Rate	5.04%	6.58%
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 529
Non-current, Maturity		$ 900
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	529	900
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	46,756	60,887
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 46,756	$ 60,887
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.35%	7.57%
Nominal Interest Rate	4.28%	7.36%
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 467
Non-current, Maturity		$ 805
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	467	805
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	56,984	48,710
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 56,984
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 48,710
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.29%	6.77%
Nominal Interest Rate	6.15%	6.60%
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 343
Non-current, Maturity		$ 751
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	343	751
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	81,823	59,365
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 81,823
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 59,365
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.10%	6.30%
Nominal Interest Rate	5.01%	6.16%
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 204
Non-current, Maturity		$ 360
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	204	360
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,445	85,242
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 85,242
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 58,445
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.69%	7.53%
Nominal Interest Rate	4.61%	7.33%
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 341
Non-current, Maturity		$ 306
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	341	306
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	73,057	60,887
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 73,057
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 60,887
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.98%	7.26%
Nominal Interest Rate	3.92%	7.25%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 289
Non-current, Maturity		$ 177
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	289	177
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	73,057	86,418
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		43,503
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 42,915
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 73,057
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.60%	10.99%
Nominal Interest Rate	3.59%	10.50%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 33,770
Non-current, Maturity		$ 98
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	79	98
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	33,691
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,691	39,972
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 33,691
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,525
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 18,447
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.41%	6.95%
Nominal Interest Rate	10.40%	6.95%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 83
Non-current, Maturity		$ 21
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	83	21
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,989	9,944
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	17,550
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 14,439	$ 9,944
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.76%	10.02%
Nominal Interest Rate	3.75%	9.10%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 10
Non-current, Maturity		$ 179
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10	179
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,701	69,606
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 7,701
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		36,218
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 33,388
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.61%	6.48%
Nominal Interest Rate	10.60%	6.47%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 151
Non-current, Maturity		$ 1,400
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	151	1,400
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	56,541	85,923
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		42,781
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,524	$ 43,142
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 25,017
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.29%	8.22%
Nominal Interest Rate	3.28%	7.36%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 473
Non-current, Maturity		$ 2,752
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	473	2,752
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	66,741	76,539
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,691
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 33,050
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 76,539
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.44%
Nominal Interest Rate		6.34%
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 273
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		273
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,001
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 10,001
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.41%
Nominal Interest Rate		6.31%
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 12
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		12
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,538
Enel Generacion Peru S.A. [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,538
Enel Generacion Peru S.A. [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.86%
Nominal Interest Rate		5.78%
Enel Generacion Peru S.A. [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 10,147
Enel Generacion Peru S.A. [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		145
Enel Generacion Peru S.A. [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 10,002
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.58%
Nominal Interest Rate		7.44%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 9,315
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		269
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 9,046
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.38%
Nominal Interest Rate		6.28%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 162
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		162
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		12,061
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 9na mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 12,061
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.15%
Nominal Interest Rate		6.06%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 127
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		127
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		15,076
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,076
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.64%
Nominal Interest Rate		5.56%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 295
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		295
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		15,076
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,076
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.06%
Nominal Interest Rate		5.00%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 89
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		89
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		12,061
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 12,061
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.19%
Nominal Interest Rate		5.13%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 333
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		333
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		15,076
Enel Generacion Peru S.A. [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,076
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.86%
Nominal Interest Rate		6.75%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,434
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		359
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,075
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.41%
Nominal Interest Rate		7.28%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 275
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		275
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,704
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 10,704
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.61%
Nominal Interest Rate		6.50%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,185
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,185
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.51%
Nominal Interest Rate		7.38%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 148
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		148
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		18,091
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 18,091
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.90%
Nominal Interest Rate		6.78%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 449
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		449
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		30,152
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 30,152
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.44%
Nominal Interest Rate		6.34%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 57
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		57
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		18,091
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 18,091
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.44%
Nominal Interest Rate		6.34%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 434
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		434
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		24,122
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 24,122
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.29%
Nominal Interest Rate		8.12%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 491
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		491
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,108
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 21,108
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.19%
Nominal Interest Rate		6.09%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 888
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		888
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		30,153
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 30,153
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.09%
Nominal Interest Rate		6.00%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 284
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		284
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,832
Enel Generacion Peru S.A. [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 21,832
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.80%
Nominal Interest Rate		5.72%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 225
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		225
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		30,152
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 30,152
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.45%
Nominal Interest Rate		5.38%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 446
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		446
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		30,152
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 30,152
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.99%
Nominal Interest Rate		5.91%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 283
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		283
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		39,198
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 39,198
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.13%
Nominal Interest Rate		5.06%
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 648
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		648
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		27,137
Enel Generacion Peru S.A. [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,137
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.27%
Nominal Interest Rate	9.26%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,202
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,202
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	61,896
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,193
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 57,703
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 275
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	275
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,017
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 10,017
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.41%
Nominal Interest Rate	6.31%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 12
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,910
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 6,910
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.48%
Nominal Interest Rate	6.38%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 150
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	150
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,056
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 11,056
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.72%
Nominal Interest Rate	5.64%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 273
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	273
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.13%
Nominal Interest Rate	5.06%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 83
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	83
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,056
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 11,056
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.26%
Nominal Interest Rate	5.19%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 307
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	307
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.55%
Nominal Interest Rate	7.41%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 254
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	254
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,813
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 9,813
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.65%
Nominal Interest Rate	7.51%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 139
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	139
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,585
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 16,585
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.02%
Nominal Interest Rate	6.90%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 28,057
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 28,057
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.55%
Nominal Interest Rate	6.44%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 56
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	56
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,585
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 16,585
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.55%
Nominal Interest Rate	6.44%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 401
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	401
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,113
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 22,113
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.46%
Nominal Interest Rate	8.29%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 454
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	454
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,349
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 19,349
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.28%
Nominal Interest Rate	6.19%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 819
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	819
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.18%
Nominal Interest Rate	6.09%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 264
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	264
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	20,013
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 20,013
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.88%
Nominal Interest Rate	5.80%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 211
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	211
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.52%
Nominal Interest Rate	5.45%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 413
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	413
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,641
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.08%
Nominal Interest Rate	5.99%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 265
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	265
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	35,933
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 35,933
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.19%
Nominal Interest Rate	5.13%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 598
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	598
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	24,877
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 24,877
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.67%
Nominal Interest Rate	7.46%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 168
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	168
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,219
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 16,219
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.10%
Nominal Interest Rate	0.00%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 26,665
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	487
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 26,178
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.11%
Nominal Interest Rate	8.75%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 28,540
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 28,540
Emgesa S.A. E.S.P. | Chile | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.02%
Nominal Interest Rate	5.75%
Emgesa S.A. E.S.P. | Chile | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 7,103
Emgesa S.A. E.S.P. | Chile | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,103
Emgesa S.A. E.S.P. | Chile | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,611
Emgesa S.A. E.S.P. | Chile | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 3,611
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.11%	10.16%
Nominal Interest Rate	8.75%	9.80%
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 205,098
Non-current, Maturity		$ 231
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 205,098	231
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		16,897
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 16,897
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.06%	10.17%
Nominal Interest Rate	4.97%	9.81%
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 226
Non-current, Maturity		$ 667
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	226	667
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	87,644	27,271
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 87,644	$ 27,271
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.18%	9.11%
Nominal Interest Rate	5.09%	8.75%
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 154
Non-current, Maturity		$ 2,333
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	154	2,333
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,408	27,152
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,152
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 58,408
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.56%	9.11%
Nominal Interest Rate	6.41%	8.75%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 389
Non-current, Maturity		$ 16,766
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	389	16,766
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	106,036	196,897
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 196,897
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 106,036
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.70%	7.50%
Nominal Interest Rate	5.58%	7.29%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 333
Non-current, Maturity		$ 347
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	333	347
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,453	91,293
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 91,293
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 47,453
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.38%	7.62%
Nominal Interest Rate	5.27%	7.41%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 361
Non-current, Maturity		$ 235
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	361	235
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	54,450	60,844
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 54,450
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 60,844
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.82%
Nominal Interest Rate		7.60%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 543
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		543
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		56,717
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56,717
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.25%	8.94%
Nominal Interest Rate	6.11%	8.65%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 721
Non-current, Maturity		$ 556
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	721	556
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	84,745	110,458
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 84,745
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 110,458
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.59%	8.15%
Nominal Interest Rate	7.38%	7.91%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 88
Non-current, Maturity		$ 493
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	88	493
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	87,630	49,432
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 87,630
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 49,432
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.39%
Nominal Interest Rate		7.20%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 40,259
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		362
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 39,897
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.39%
Nominal Interest Rate		7.20%
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 33,790
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		304
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 33,486
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.01%	8.71%
Nominal Interest Rate	2.99%	8.44%
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,153
Non-current, Maturity		$ 1,042
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,153	1,042
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,318	88,267
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 192,318	$ 88,267
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.61%	7.59%
Nominal Interest Rate	3.60%	7.38%
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 459
Non-current, Maturity		$ 92
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	459	92
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	133,103	91,264
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 91,264
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	65,811
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 67,292
Emgesa S.A. E.S.P. | UNITED STATES | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.76%
Nominal Interest Rate	6.60%
Emgesa S.A. E.S.P. | UNITED STATES | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5
Emgesa S.A. E.S.P. | UNITED STATES | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5
Emgesa S.A. E.S.P. | UNITED STATES | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	858
Emgesa S.A. E.S.P. | UNITED STATES | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 858
Emgesa S.A. E.S.P. | UNITED STATES | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.21%
Nominal Interest Rate	4.00%
Emgesa S.A. E.S.P. | UNITED STATES | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,400
Emgesa S.A. E.S.P. | UNITED STATES | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,400
Emgesa S.A. E.S.P. | UNITED STATES | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	587,253
Emgesa S.A. E.S.P. | UNITED STATES | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 587,253
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.76%
Nominal Interest Rate		6.60%
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 5
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		5
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		858
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 858
Enel Américas S.A. | Colombia | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.02%
Nominal Interest Rate		5.75%
Enel Américas S.A. | Colombia | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 6,228
Enel Américas S.A. | Colombia | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,228
Enel Américas S.A. | Colombia | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,766
Enel Américas S.A. | Colombia | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		6,543
Enel Américas S.A. | Colombia | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,223
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.21%
Nominal Interest Rate		4.00%
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,466
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,466
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		585,366
Enel Américas S.A. | Colombia | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 585,366
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.73%
Nominal Interest Rate	8.72%
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 816
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	816
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	175,405
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 175,405
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.42%
Nominal Interest Rate		6.42%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,923
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		3,923
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		248,245
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		165,483
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 82,762
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.80%
Nominal Interest Rate		6.79%
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,120
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,120
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		171,403
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		84,643
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 86,760
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.82%
Nominal Interest Rate		6.27%
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 944
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		944
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		196,215
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 196,215
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.17%
Nominal Interest Rate		6.17%
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 53,412
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 53,412